Income Taxes	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

13. Income Taxes

The individual entities within the Company file individual tax returns as per the regulations existing in their respective jurisdictions.

The fiscal year under the Indian Income Tax Act ends on March 31. A portion of the Company’s Indian operations qualify for deduction from taxable income because its profits are attributable to undertakings engaged in development of solar power projects under section 80-IA of the Indian Income Tax Act, 1961. This holiday is available for a period of ten consecutive years out of fifteen years beginning from the year in which the Company generates power (“Tax Holiday Period”). However, the exemption is only available to the projects completed on or before March 31, 2017. The Company anticipates that it will claim the aforesaid deduction in the last ten years out of fifteen years beginning with the year in which the Company generates power and when it has taxable income. Accordingly, its current operations are taxable at the applicable tax rates, based on eligibility criteria.

The Company had adopted the provisions of ASC Topic 740 as they relate to uncertain income tax positions. Tax exposures can involve complex issues and may require extended periods to resolve. The Company does not have any uncertain tax positions requiring recognition. The Company reassesses its tax positions in light of changing facts and circumstances, such as the closing of a tax audit, refinement of an estimate, or changes in tax codes. To the extent that the final tax outcome of these matters differs from the amounts recorded, such differences will impact the provision for income taxes in the period in which such determination is made.

The provision (benefit) for income taxes consists of the following:

	Year ended March 31,
	2019	2020	2021	2021
	INR	INR	INR	US$
	(In million)
Current tax expense (1)	128	120	242	3.3
Withholding tax on interest on Inter-Company debt related to green bonds	192	258	384	5.2
Deferred income tax (benefit)/expense	(167)	111	(330)	(4.5)
Total	153	489	296	4.0

(1) Current tax on profit before tax.

Income/(loss) before income taxes is as follows:

	March 31,
	2019	2020	2021	2021
	(INR)	(INR)	(INR)	(US$)
	(In million)
Domestic operations	262	326	8	0.1
Foreign operations	29	(2,174)	(3,913)	(53.3)
Total	291	(1,848)	(3,905)	(53.2)

Net deferred income taxes on the consolidated balance sheet is as follows:

	March 31,
	2020	2021	2021
	(INR)	(INR)	(US$)
	(In million)
Deferred tax assets	2,422	2,836	38.8
Less: valuation allowance*	(217)	(1,088)	(14.9)
Net deferred tax assets	2,205	1,748	23.9
Deferred tax liability	2,622	2,046	28.0

* For 2021, the valuation allowance includes INR 741 million relating to the capital loss on rooftop and other assets classified as held for sale. The movement also includes INR 269 million relating to other rooftop assets that are part of the sale agreement which are expected to be settled beyond 12 months.

At March 31, 2021, the Company performed an analysis of the recoverability of the deferred tax asset. Based on the analysis, the Company has concluded that a valuation allowance offsetting the deferred tax assets is required as of March 31, 2021. Change in the valuation allowance for deferred tax assets as of March 31, 2020 and March 31, 2021 is as follows:

	March 31,
	2020	2021	2021
	(INR)	(INR)	(US$)
	(In million)
Opening valuation allowance	328	217	3.0
Movement during the Year*	(111)	871	11.9
Closing valuation allowance	217	1,088	14.9

* The movement includes INR 741 million relating to capital loss on rooftop and other asset classified as held for sale. The movement also includes INR 269 million relating to other rooftop assets that are part of the sale agreement which are expected to be settled beyond 12 months.

The significant components of the net deferred income tax assets and liabilities exclusive of amounts that would not have any tax consequences because they will reverse within the Tax Holiday Period, are as follows:

	As of March 31,
	2020	2021	2021
	(INR)	(INR)	(US$)
	(In million)
Deferred tax assets:
Net operating loss (1)	4,926	8,620	117.9
Tax on Inter — Company margin	55	320	4.4
Deferred revenue	377	466	6.4
Asset retirement obligation	179	191	2.6
Depreciation and amortization	288	102	1.4
Minimum alternate tax credit	643	612	8.4
Other deductible temporary difference	336	280	3.8
Capital loss on investment in rooftop and other assets	-	741	10.1
Valuation allowance*	(217)	(1,088)	(14.9)
Deferred tax liabilities:
Depreciation and amortization	(6,033)	(9,697)	(132.6)
Other comprehensive income	(971)	(845)	(11.5)
Net deferred tax (liability) asset	(417)	(298)	(4.0)

(1)	Includes deferred tax on unabsorbed depreciation that can be carried forward indefinitely for set off as per income tax laws.

*

The valuation allowance includes INR 741 million relating to capital loss on rooftop and other asset classified as held for sale. The movement also includes INR 269 million relating to other rooftop assets that are part of the sale agreement which are expected to be settled beyond 12 months.

APGL, the holding company and two of its subsidiaries incorporated in Mauritius have an applicable income tax rate of 15%. However, the group's significant operations are based in India and are taxable as per the Indian Income Tax Act, 1961. For effective tax reconciliation purposes, the applicable tax rate in India has been considered. The income tax rate differs from the amount computed by applying the statutory income tax rate to loss before income taxes and is as follows:

	For the Year ended March 31,
	2019		2020		2021
	Tax (INR)%		Tax (INR)%		Tax (INR)%		US$
	(In million except for %)
Statutory income tax (benefit)/expense	102	34.94%	(646)	34.94%	(1,365)	34.94%	(18.7)
Temporary differences reversing in the Tax Holiday Period	304	(103.92%)	(386)	20.88%	(1,070)	27.40%	(14.6)
Impact of changes in tax rate	—	—	3	(0.16%)	-	-	-
Permanent timing differences	29	9.92%	1,327	(71.81%)	1,423	(36.44%)	19.4
Valuation allowance created / (reversed) during the year	(387)	(112.73%)	(111)	6.03%	871	(22.30%)	11.9
Other difference	105	224.03%	302	(16.34%)	437	(11.19%)	6.0
Total	153	52.24%	489	(26.46%)	296	(7.59%)	(4.0)

During the year end March 31, 2020, The Taxation Laws (Amendment) Act, 2019 has brought key changes to corporate tax rates in the Income Tax Act, 1961, which reduced the tax rate for certain subsidiaries within the group to 25.17%. Azure Power India Private Limited and several of its subsidiaries which are claiming tax benefits under section 80-IA of the Income Tax Act had decided not to opt for this lower tax benefit and have continued under the old regime For the fiscal year ended March 31, 2021, the statutory income tax rate as per the Income Tax Act, 1961 ranges between 25.17% to 34.94%, depending on the tax regime chosen by the particular subsidiary. Based on the future projections of Azure Power India Private Limited, management has decided to claim the lower tax rate under the new regime from FY 2033-34 onwards.

Accordingly, the above adoption resulted in the remeasurement of deferred tax balances impacted by the change in regime. Deferred tax assets and deferred tax liabilities have been reduced by INR 281 million (US$ 3.7 million) and INR 278 million (US$ 3.7 million) respectively having a net impact of INR 3 million (US$ 0.0 million) in the year end March 31, 2020 financial statements.

As of March 31, 2019, 2020, and 2021, deferred income taxes have not been provided for the Company’s share of undistributed net earnings of foreign operations due to management’s intent to reinvest such amounts indefinitely.